Financial Information of Colony Bankcorp, Inc (Parent Only) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS [Abstract]
Cash	$ 10,531,340	$ 9,063,437
Premises and Equipment, Net	24,876,469	24,916,106
Other	34,326,432	21,489,957
Total Assets	1,148,550,886	1,139,396,781
Liabilities [Abstract]
Other	6,838,167	4,723,723
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	27,827,053
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2013 and 2012	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	33,444,913	30,497,576
Accumulated Other Comprehensive Loss, Net of Tax	(9,075,026)	(149,814)
Stockholders' Equity	89,954,239	95,759,167
Total Liabilities and Stockholders' Equity	1,148,550,886	1,139,396,781
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Expenses [Abstract]
Salaries and Employee Benefits	16,691,972	15,564,893	14,632,693
Income Before Income Taxes	6,963,909	3,842,149	3,637,478
Income Tax Benefits	(2,334,864)	(1,200,851)	(1,103,883)
Net Income	4,629,045	2,641,298	2,533,595
Preferred Stock Dividends	1,508,761	1,435,385	1,400,000
Net Income Available to Common Stockholders	3,120,284	1,205,913	1,133,595
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	4,629,045	2,641,298	2,533,595
Other Comprehensive Income (Loss), Net of Tax
Gains (Losses) on Securities Arising During the Year, Net of Tax Effect of $(4,597,836), $(1,060,984) and $1,292,789, Respectively	(9,165,323)	(186,830)	4,439,108
Impairment Loss on Securities, Net of Tax Effect of $(124,652), $(20,253) and $(18,040), Respectively	241,971	39,315	35,018
Realized Gains (Losses) on Sale of AFS Securities, Net of Tax Effect of $959, $984,991 and $1,012,064, Respectively	(1,860)	(1,912,041)	(1,964,595)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(8,925,212)	(2,059,556)	2,509,531
Comprehensive Income (Loss)	(4,296,167)	581,742	5,043,126
Gains (Losses) on Securities Arising During the Year, Tax	(4,597,836)	(1,060,984)	1,292,789
Impairment Loss on Securities, Tax	(124,652)	(20,253)	(18,040)
Realized Gains (Losses) on Sale of AFS Securities, Tax	959	984,991	1,012,064
Cash Flows from Operating Activities [Abstract]
Net Income	4,629,045	2,641,298	2,533,595
Adjustments to Reconcile Net Income to Net Cash Provided (Used) by Operating Activities [Abstract]
Cash Flow from Operating Activities	18,870,455	22,806,632	15,159,896
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	(1,489,579)	(845,338)	(397,825)
Cash Flows from Financing Activities [Abstract]
Net Increase (Decrease) in Cash and Cash Equivalents	(3,059,168)	(34,126,009)	29,222,173
Cash and Cash Equivalents, Beginning	49,245,833	83,371,842	54,149,669
Cash and Cash Equivalents, Ending	46,186,665	49,245,833	83,371,842
Colony Bankcorp, Inc. [Member]
ASSETS [Abstract]
Cash	1,422,289	494,432
Premises and Equipment, Net	1,272,965	1,284,968
Investment in Subsidiary, at Equity	114,559,866	119,646,209
Other	1,221,285	821,145
Total Assets	118,476,405	122,246,754
Liabilities [Abstract]
Dividends Payable	3,119,146	1,610,385
Other	1,174,020	648,202
Liabilities Total	4,293,166	2,258,587
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	28,000,000	27,827,053
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2013 and 2012	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	33,444,913	30,497,576
Accumulated Other Comprehensive Loss, Net of Tax	(9,075,026)	(149,814)
Stockholders' Equity	89,954,239	95,759,167
Total Liabilities and Stockholders' Equity	118,476,405	122,246,754
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Income [Abstract]
Dividends from Subsidiary	1,515,549	17,372	15,265
Management Fees	581,334	590,422	505,414
Other	96,953	101,397	98,180
Income total	2,193,836	709,191	618,859
Expenses [Abstract]
Interest	516,641	554,004	508,081
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	748,149	735,919	734,104
Other	543,139	558,151	656,914
Expenses total	1,810,179	1,850,324	1,901,349
Income Before Income Taxes	383,657	(1,141,133)	(1,282,490)
Income Tax Benefits	406,518	365,691	425,605
Income (Loss) Before Equity in Undistributed Earnings of Subsidiary	790,175	(775,442)	(856,885)
Equity in Undistributed Earnings of Subsidiary	3,838,870	3,416,740	3,390,480
Net Income	4,629,045	2,641,298	2,533,595
Preferred Stock Dividends	1,508,761	1,435,385	1,400,000
Net Income Available to Common Stockholders	3,120,284	1,205,913	1,133,595
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	4,629,045	2,641,298	2,533,595
Other Comprehensive Income (Loss), Net of Tax
Gains (Losses) on Securities Arising During the Year, Net of Tax Effect of $(4,597,836), $(1,060,984) and $1,292,789, Respectively	(9,165,323)	(186,830)	4,439,108
Impairment Loss on Securities, Net of Tax Effect of $(124,652), $(20,253) and $(18,040), Respectively	241,971	39,315	35,018
Realized Gains (Losses) on Sale of AFS Securities, Net of Tax Effect of $959, $984,991 and $1,012,064, Respectively	(1,860)	(1,912,041)	(1,964,595)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(8,925,212)	(2,059,556)	2,509,531
Comprehensive Income (Loss)	(4,296,167)	581,742	5,043,126
Gains (Losses) on Securities Arising During the Year, Tax	(4,597,836)	(1,060,984)	1,292,789
Impairment Loss on Securities, Tax	(124,652)	(20,253)	(18,040)
Realized Gains (Losses) on Sale of AFS Securities, Tax	959	984,991	1,012,064
Cash Flows from Operating Activities [Abstract]
Net Income	4,629,045	2,641,298	2,533,595
Adjustments to Reconcile Net Income to Net Cash Provided (Used) by Operating Activities [Abstract]
Depreciation and Amortization	80,711	93,427	112,651
Equity in Undistributed Earnings of Subsidiary	(3,838,870)	(3,416,740)	(3,390,480)
Other	125,679	124,543	24,977
Cash Flow from Operating Activities	996,565	(557,472)	(719,257)
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	(68,708)	0	(1,900)
Cash Flows from Financing Activities [Abstract]
Dividends Paid on Preferred Stock	0	0	(1,400,000)
Net Increase (Decrease) in Cash and Cash Equivalents	927,857	(557,472)	(2,121,157)
Cash and Cash Equivalents, Beginning	494,432	1,051,904	3,173,061
Cash and Cash Equivalents, Ending	$ 1,422,289	$ 494,432	$ 1,051,904